MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                                  ANNUAL REPORT

                                DECEMBER 31, 2002

   This report is not to be construed as an offering for sale of any Variable
      Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                                  Annual Report
                                December 31, 2002

Dear Participant:

      We are pleased to send you the 2002 Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond,
Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life
Investment Fund) ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve, as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2002, the following total returns were experienced in these seventeen Separate Account Funds:

      Investment Company Money Market Fund(1) ..........................  + 0.6%
      Investment Company All America Fund ..............................  -23.1%
      Investment Company Equity Index Fund .............................  -22.8%
      Investment Company Mid-Cap Equity Index Fund .....................  -16.0%
      Investment Company Bond Fund .....................................  + 5.8%
      Investment Company Short-Term Bond Fund ..........................  + 4.1%
      Investment Company Mid-Term Bond Fund ............................  + 8.7%
      Investment Company Composite Fund ................................  - 8.3%
      Investment Company Aggressive Equity Fund ........................  -21.2%
      Scudder Bond Fund ................................................  + 6.7%
      Scudder Capital Growth Fund ......................................  -29.8%
      Scudder International Fund .......................................  -19.1%
      American Century VP Capital Appreciation Fund ....................  -21.7%
      Calvert Social Balanced Fund .....................................  -12.9%
      Fidelity VIP Equity-Income Fund ..................................  -17.6%
      Fidelity VIP II Contrafund .......................................  -10.1%
      Fidelity VIP II Asset Manager Fund ...............................  - 9.5%

      ----------
      (1) The seven-day net annualized effective yield as of 2/18/03 was 0.1% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results as presented are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as the monthly service charge) are not included in the above total returns. Inclusion of such charges would result in a reduction in these total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. For receipt of this document online, instead of through the mail, visit www.mutualofamerica.com and sign-up for eDocuments in the "My Account" section. After providing consent to receive electronic documents, notification emails will communicate the online availability of prospectuses, annual and semi-annual reports of the separate accounts and underlying funds, as well as future documents offered electronically.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                        Sincerely,

                                        /s/ Manfred Altstadt

                                        Manfred Altstadt
                                        Senior Executive Vice President
                                        and Chief Financial Officer,
                                        Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----

Annual Report of Mutual of America Separate Account No. 2 ................    1

   Statement of Assets and Liabilities ...................................    5

   Statement of Operations ...............................................    7

   Statements of Changes in Net Assets ...................................    9

   Financial Highlights ..................................................   12

   Notes to Financial Statements .........................................   21

   Independent Auditors' Report ..........................................   23

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                                 Investment Company
                                                   ---------------------------------------------------------------------------------
                                                                                                        Mid-Cap
                                                    Money Market     All America     Equity Index     Equity Index         Bond
                                                       Fund             Fund             Fund             Fund             Fund
                                                   -------------    -------------    -------------    -------------    -------------
ASSETS:
Investments in Mutual of America
   Investment Corporation at market value
   (Cost:
   Money Market Fund -- $62,734,111
   All America Fund -- $365,742,540
   Equity Index Fund -- $287,717,341
   Mid-Cap Equity Index Fund -- $76,471,176
   Bond Fund -- $91,174,011)
   (Notes 1 and 2) .............................   $  61,661,635    $ 249,530,849    $ 228,869,065    $  67,788,855    $  84,940,913
Due From (To) Mutual of America
   General Account .............................         (99,111)      (1,954,905)      (1,574,992)         (27,797)          64,165
                                                   -------------    -------------    -------------    -------------    -------------
NET ASSETS .....................................   $  61,562,524    $ 247,575,944    $ 227,294,073    $  67,761,058    $  85,005,078
                                                   =============    =============    =============    =============    =============
UNIT VALUE AT DECEMBER 31, 2002 ................   $        2.30    $        5.96    $        2.06    $        1.05    $        3.78
                                                   =============    =============    =============    =============    =============
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 ...........................      26,790,811       41,571,659      110,153,144       64,271,074       22,508,826
                                                   =============    =============    =============    =============    =============

                                                                                        Investment Company
                                                                -------------------------------------------------------------------
                                                                                                                       Aggressive
                                                                 Short-Term         Mid-Term         Composite           Equity
                                                                  Bond Fund         Bond Fund           Fund              Fund
                                                                -------------     -------------     -------------     -------------
ASSETS:
Investments in Mutual of America
   Investment Corporation at market value
   (Cost:
   Short-Term Bond Fund -- $18,954,035
   Mid-Term Bond Fund -- $63,111,049
   Composite Fund -- $276,946,701
   Aggressive Equity Fund -- $211,565,265)
   (Notes 1 and 2) ........................................     $  18,929,374     $  64,752,419     $ 202,631,436     $ 158,867,203
Due From (To) Mutual of America General Account ...........            49,616           228,145            29,641        (3,585,170)
                                                                -------------     -------------     -------------     -------------
NET ASSETS ................................................     $  18,978,990     $  64,980,564     $ 202,661,077     $ 155,282,033
                                                                =============     =============     =============     =============
UNIT VALUE AT DECEMBER 31, 2002 ...........................     $        1.52     $        1.64     $        4.46     $        1.95
                                                                =============     =============     =============     =============
NUMBER OF UNITS OUTSTANDING AT DECEMBER 31, 2002 ..........        12,521,477        39,712,763        45,391,584        79,679,742
                                                                =============     =============     =============     =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                                                                         American
                                                                                    Scudder                               Century
                                                              ---------------------------------------------------      -------------
                                                                                    Capital                              VP Capital
                                                                  Bond              Growth          International       Appreciation
                                                                  Fund               Fund               Fund               Fund
                                                              -------------      -------------      -------------      -------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   at market value
   (Cost:
   Scudder Bond Fund -- $40,451,107
   Scudder Capital Growth Fund -- $359,101,617
   Scudder International Fund -- $94,268,394
   American Century VP Capital
     Appreciation Fund -- $96,513,446)
   (Notes 1 and 2) ......................................     $  41,444,368      $ 239,906,689      $  78,670,050      $  56,877,424
Due From (To) Mutual of America General Account .........            (3,928)            (9,685)            (1,276)           106,438
                                                              -------------      -------------      -------------      -------------
NET ASSETS ..............................................     $  41,440,440      $ 239,897,004      $  78,668,774      $  56,983,862
                                                              =============      =============      =============      =============
UNIT VALUE AT DECEMBER 31, 2002 .........................     $       15.58      $       24.10      $       11.10      $       10.52
                                                              =============      =============      =============      =============
NUMBER OF UNITS OUTSTANDING AT DECEMBER 31, 2002 ........         2,659,847          9,954,236          7,088,897          5,415,525
                                                              =============      =============      =============      =============

                                                                   Calvert                            Fidelity
                                                                -------------     -------------------------------------------------
                                                                   Social             VIP              VIP II            VIP II
                                                                  Balanced        Equity-Income        Contra         Asset Manager
                                                                    Fund              Fund              Fund              Fund
                                                                -------------     -------------     -------------     -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $58,417,185
   VIP Equity-Income Fund -- $140,497,493
   VIP II Contra Fund -- $236,527,899
   VIP II Asset Manager Fund -- $61,195,279)
   (Notes 1 and 2) .........................................    $  46,562,085     $ 119,308,912     $ 205,832,094     $  49,545,092
Due From (To) Mutual of America General Account ............           (6,832)          (12,963)           (7,207)           (7,647)
                                                                -------------     -------------     -------------     -------------
NET ASSETS .................................................    $  46,555,253     $ 119,295,949     $ 205,824,887     $  49,537,445
                                                                =============     =============     =============     =============
UNIT VALUE AT DECEMBER 31, 2002 ............................    $        2.59     $       26.89     $       23.27     $       21.65
                                                                =============     =============     =============     =============
NUMBER OF UNITS OUTSTANDING AT DECEMBER 31, 2002 ...........       17,942,386         4,437,202         8,843,989         2,287,798
                                                                =============     =============     =============     =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2002

                                                                                    Investment Company
                                                           ------------------------------------------------------------------------
                                                                                                                         Mid-Cap
                                                           Money Market        All America         Equity Index        Equity Index
                                                              Fund                Fund                 Fund                Fund
                                                           ------------        ------------        ------------        ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .................................       $    937,612        $  2,484,305        $  4,066,640        $  1,370,425
                                                           ------------        ------------        ------------        ------------
Expenses (Note 3):
   Fees and administrative expenses ................            670,907           2,877,914           2,505,634             732,133
                                                           ------------        ------------        ------------        ------------
NET INVESTMENT INCOME (LOSS) .......................            266,705            (393,609)          1,561,006             638,292
                                                           ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .........         (1,431,636)        (32,500,097)        (36,261,658)         (8,737,695)
   Net unrealized appreciation
     (depreciation) of investments .................          1,382,713         (47,368,004)        (34,788,477)         (8,599,353)
                                                           ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ......................            (48,923)        (79,868,101)        (71,050,135)        (17,337,048)
                                                           ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................       $    217,782        $(80,261,710)       $(69,489,129)       $(16,698,756)
                                                           ============        ============        ============        ============

                                                                                   Investment Company
                                                     ------------------------------------------------------------------------------
                                                                                                                        Aggressive
                                                         Bond          Short-Term      Mid-Term        Composite          Equity
                                                         Fund          Bond Fund       Bond Fund          Fund             Fund
                                                     ------------     ------------    ------------    ------------     ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..............................    $  6,841,437     $    516,024    $  1,629,976    $  7,445,272     $         --
                                                     ------------     ------------    ------------    ------------     ------------
Expenses (Note 3):
   Fees and administrative expenses .............         793,638          166,926         408,244       2,187,887        1,722,550
                                                     ------------     ------------    ------------    ------------     ------------
NET INVESTMENT INCOME (LOSS) ....................       6,047,799          349,098       1,221,732       5,257,385       (1,722,550)
                                                     ------------     ------------    ------------    ------------     ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ......        (920,742)          11,725         139,928      (8,581,685)     (11,554,013)
   Net unrealized appreciation
     (depreciation) of investments ..............        (900,966)         174,963       1,870,260     (16,458,207)     (30,648,086)
                                                     ------------     ------------    ------------    ------------     ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...................      (1,821,708)         186,688       2,010,188     (25,039,892)     (42,202,099)
                                                     ------------     ------------    ------------    ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................    $  4,226,091     $    535,786    $  3,231,920    $(19,782,507)    $(43,924,649)
                                                     ============     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2002

                                                                                Scudder                            American Century
                                                          ----------------------------------------------------     ----------------
                                                                                Capital                               VP Capital
                                                              Bond              Growth           International       Appreciation
                                                              Fund               Fund                Fund                Fund
                                                          -------------      -------------       -------------     ----------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..................................     $   1,985,956      $   1,012,090       $     776,828       $          --
                                                          -------------      -------------       -------------       -------------
Expenses (Note 3):
   Fees and administrative expenses .................           374,637          2,762,624             878,114             452,854
                                                          -------------      -------------       -------------       -------------
NET INVESTMENT INCOME (LOSS) ........................         1,611,319         (1,750,534)           (101,286)           (452,854)
                                                          -------------      -------------       -------------       -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..........            41,325        (30,428,019)          2,823,774         (12,486,285)
   Net unrealized appreciation
     (depreciation) of investments ..................           659,499        (77,783,144)        (16,930,624)         (4,082,608)
                                                          -------------      -------------       -------------       -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .......................           700,824       (108,211,163)        (14,106,850)        (16,568,893)
                                                          -------------      -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........................     $   2,312,143      $(109,961,697)      $ (14,208,136)      $ (17,021,747)
                                                          =============      =============       =============       =============

                                                             Calvert                                 Fidelity
                                                           ------------       ------------------------------------------------------
                                                              Social               VIP                VIP II              VIP II
                                                             Balanced         Equity-Income           Contra           Asset Manager
                                                               Fund                Fund                Fund                Fund
                                                           ------------       -------------        ------------        -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .................................       $  1,364,235        $  5,271,008        $  1,790,424        $  1,870,464
                                                           ------------        ------------        ------------        ------------
Expenses (Note 3):
   Fees and administrative expenses ................            518,382           1,221,577           1,839,311             485,213
                                                           ------------        ------------        ------------        ------------
NET INVESTMENT INCOME (LOSS) .......................            845,853           4,049,431             (48,887)          1,385,251
                                                           ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .........           (704,432)         (8,170,522)        (10,079,700)         (1,062,143)
   Net unrealized appreciation
     (depreciation) of investments .................         (7,083,629)        (22,412,108)        (13,371,300)         (5,493,407)
                                                           ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ......................         (7,788,061)        (30,582,630)        (23,451,000)         (6,555,550)
                                                           ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................       $ (6,942,208)       $(26,533,199)       $(23,499,887)       $ (5,170,299)
                                                           ============        ============        ============        ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                      For The Years Ended December 31, 2002

                                                                          Investment Company
                                 --------------------------------------------------------------------------------------------------
                                        Money Market Fund                  All America Fund                Equity Index Fund
                                 ------------------------------    ------------------------------    ------------------------------
                                     2002             2001             2002             2001             2002             2001
                                 -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss) ..................   $     266,705    $   2,499,900    $    (393,609)   $  (2,185,655)   $   1,561,006    $   6,830,805
   Net realized gain
     (loss) on  investments ..      (1,431,636)         373,859      (32,500,097)     (22,395,259)     (36,261,658)      (7,074,495)
   Net unrealized appreciation
     (depreciation) of
     investments .............       1,382,713       (1,239,836)     (47,368,004)     (56,545,425)     (34,788,477)     (43,517,114)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net Increase (Decrease) in
   net assets resulting
   from operations ...........         217,782        1,633,923      (80,261,710)     (81,126,339)     (69,489,129)     (43,760,804)
                                 -------------    -------------    -------------    -------------    -------------    -------------
From Unit Transactions:
   Contributions .............      11,885,836        9,857,954       28,345,754       33,024,429       42,796,882       45,416,300
   Withdrawals ...............      (9,499,711)      (8,786,122)     (25,277,423)     (31,796,681)     (20,917,802)     (27,032,811)
   Net transfers .............      (3,213,697)       2,569,154      (21,732,312)     (26,460,068)     (18,130,484)     (19,529,088)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net Increase (Decrease) from
   unit transactions .........        (827,572)       3,640,986      (18,663,981)     (25,232,320)       3,748,596       (1,145,599)
                                 -------------    -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN
   NET ASSETS ................        (609,790)       5,274,909      (98,925,691)    (106,358,659)     (65,740,533)     (44,906,403)
NET ASSETS:
Beginning of Year ............      62,172,314       56,897,405      346,501,635      452,860,294      293,034,606      337,941,009
                                 -------------    -------------    -------------    -------------    -------------    -------------
End of Year ..................   $  61,562,524    $  62,172,314    $ 247,575,944    $ 346,501,635    $ 227,294,073    $ 293,034,606
                                 =============    =============    =============    =============    =============    =============

                                                                            Investment Company
                                       --------------------------------------------------------------------------------------------
                                                 Mid-Cap                                                        Short-Term
                                            Equity Index Fund                   Bond Fund                       Bond Fund
                                       ----------------------------    ----------------------------    ----------------------------
                                          2002             2001            2002            2001           2002             2001
                                       ------------    ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss) ........................   $    638,292    $    933,088    $  6,047,799    $  5,944,023    $    349,098    $    479,399
   Net realized gain (loss)
     on investments ................     (8,737,695)     (3,444,435)       (920,742)         60,056          11,725          30,109
   Net unrealized appreciation
     (depreciation) of
     investment ....................     (8,599,353)        857,864        (900,966)     (1,869,490)        174,963           6,805
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in
   net assets resulting
   from operations .................    (16,698,756)     (1,653,483)      4,226,091       4,134,589         535,786         516,313
                                       ------------    ------------    ------------    ------------    ------------    ------------
From Unit Transactions:
   Contributions ...................     18,231,408      12,409,482      14,093,174       9,693,340       4,113,499       2,016,915
   Withdrawals .....................     (6,966,866)     (4,248,566)     (8,159,067)     (4,942,549)     (1,909,591)       (954,190)
   Net transfers ...................     11,300,803       7,085,023         133,844      19,791,428       4,845,577       3,458,228
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease)
   from unit transactions ..........     22,565,345      15,245,939       6,067,951      24,542,219       7,049,485       4,520,953
                                       ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................      5,866,589      13,592,456      10,294,042      28,676,808       7,585,271       5,037,266
NET ASSETS:
Beginning of Year ..................     61,894,469      48,302,013      74,711,036      46,034,228      11,393,719       6,356,453
                                       ------------    ------------    ------------    ------------    ------------    ------------
End of Year ........................   $ 67,761,058    $ 61,894,469    $ 85,005,078    $ 74,711,036    $ 18,978,990    $ 11,393,719
                                       ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                      For The Years Ended December 31, 2002

                                                                         Investment Company
                                 --------------------------------------------------------------------------------------------------
                                           Mid-Term                                                           Aggressive
                                           Bond Fund                       Composite Fund                     Equity Fund
                                 ------------------------------    ------------------------------    ------------------------------
                                     2002             2001             2002             2001             2002              2001
                                 -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss) ..................   $   1,221,732    $     826,291    $   5,257,385    $   7,196,241    $  (1,722,550)   $    (891,047)
   Net realized gain (loss)
     on investments ..........         139,928           (3,359)      (8,581,685)      (3,795,954)     (11,554,013)      (7,383,838)
   Net unrealized appreciation
     (depreciation) of
     investments .............       1,870,260          372,921      (16,458,207)     (38,071,879)     (30,648,086)     (15,755,686)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net Increase (Decrease) in
   net assets resulting
   from operations ...........       3,231,920        1,195,853      (19,782,507)     (34,671,592)     (43,924,649)     (24,030,571)
                                 -------------    -------------    -------------    -------------    -------------    -------------
From Unit Transactions:
   Contributions .............      10,189,565        3,991,577       17,188,826       20,389,579       31,349,735       29,654,051
   Withdrawals ...............      (4,882,460)      (1,742,890)     (21,992,438)     (22,414,228)     (15,037,477)     (15,171,461)
   Net transfers .............      24,774,071       20,077,123      (19,221,969)     (17,453,088)      (5,034,393)     (11,994,681)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net Increase (Decrease)
   from unit transactions ....      30,081,176       22,325,810      (24,025,581)     (19,477,737)      11,277,865        2,487,909
                                 -------------    -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN
   NET ASSETS ................      33,313,096       23,521,663      (43,808,088)     (54,149,329)     (32,646,784)     (21,542,662)
NET ASSETS:
Beginning of Year ............      31,667,468        8,145,805      246,469,165      300,618,494      187,928,817      209,471,479
                                 -------------    -------------    -------------    -------------    -------------    -------------
End of Year ..................   $  64,980,564    $  31,667,468    $ 202,661,077    $ 246,469,165    $ 155,282,033    $ 187,928,817
                                 =============    =============    =============    =============    =============    =============

                                                                               Scudder
                                 --------------------------------------------------------------------------------------------------
                                           Bond Fund                    Capital Growth Fund                 International Fund
                                 ------------------------------    ------------------------------    ------------------------------
                                     2002             2001             2002             2001             2002             2001
                                 -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss) ..................   $   1,611,319    $   1,001,275    $  (1,750,534)   $  48,464,814    $    (101,286)   $  25,282,794
   Net realized gain (loss)
     on investments ..........          41,325          125,100      (30,428,019)      (4,811,108)       2,823,774      (62,787,414)
   Net unrealized appreciation
     (depreciation) of
     investments .............         659,499          208,106      (77,783,144)    (141,951,662)     (16,930,624)         (96,661)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net Increase (Decrease) in
     net assets resulting
     from operations .........       2,312,143        1,334,481     (109,961,697)     (98,297,956)     (14,208,136)     (37,601,281)
                                 -------------    -------------    -------------    -------------    -------------    -------------
From Unit Transactions:
   Contributions .............       6,250,976        5,602,821       36,251,724       44,254,950       11,835,269       15,125,205
   Withdrawals ...............      (3,713,719)      (4,108,526)     (26,136,151)     (31,221,077)      (7,700,018)     (11,526,032)
   Net Transfers .............          76,369       10,975,432      (34,433,365)     (34,754,161)     (15,775,874)     (28,343,013)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net Increase (Decrease) from
   unit transactions .........       2,613,626       12,469,727      (24,317,792)     (21,720,288)     (11,640,623)     (24,743,840)
                                 -------------    -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN
   NET ASSETS ................       4,925,769       13,804,208     (134,279,489)    (120,018,244)     (25,848,759)     (62,345,121)
NET ASSETS:
Beginning of Year ............      36,514,671       22,710,463      374,176,493      494,194,737      104,517,533      166,862,654
                                 -------------    -------------    -------------    -------------    -------------    -------------
End of Year ..................   $  41,440,440    $  36,514,671    $ 239,897,004    $ 374,176,493    $  78,668,774    $ 104,517,533
                                 =============    =============    =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                      For The Years Ended December 31, 2002

                                                                        American                            Century Calvert
                                                             --------------------------------      --------------------------------
                                                               VP Capital Appreciation Fund              Social Balanced Fund
                                                             --------------------------------      --------------------------------
                                                                 2002               2001               2002               2001
                                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........................     $    (452,854)     $  36,170,026      $     845,853      $   2,357,942
   Net realized gain (loss) on investments .............       (12,486,285)       (36,993,685)          (704,432)           (65,047)
   Net unrealized appreciation (depreciation)
     of investments ....................................        (4,082,608)       (35,153,199)        (7,083,629)        (6,707,309)
                                                             -------------      -------------      -------------      -------------
Net Increase (Decrease) in net assets resulting
   from operations .....................................       (17,021,747)       (35,976,858)        (6,942,208)        (4,414,414)
                                                             -------------      -------------      -------------      -------------
From Unit Transactions:
   Contributions .......................................        10,004,929         13,727,822          8,812,504          9,053,825
   Withdrawals .........................................        (5,435,359)        (7,960,691)        (3,547,443)        (4,589,839)
   Net Transfers .......................................       (12,359,542)       (23,173,570)        (3,812,363)        (3,712,020)
                                                             -------------      -------------      -------------      -------------
Net Increase (Decrease) from unit transactions .........        (7,789,972)       (17,406,439)         1,452,698            751,966
                                                             -------------      -------------      -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS ..................       (24,811,719)       (53,383,297)        (5,489,510)        (3,662,448)
NET ASSETS:
Beginning of Year ......................................        81,795,581        135,178,878         52,044,763         55,707,211
                                                             -------------      -------------      -------------      -------------
End of Year ............................................     $  56,983,862      $  81,795,581      $  46,555,253      $  52,044,763
                                                             =============      =============      =============      =============

                                                                             Fidelity
                                 --------------------------------------------------------------------------------------------------
                                     VIP Equity-Income Fund              VIP II Contra Fund            VIP II Asset Manager Fund
                                 ------------------------------    ------------------------------    ------------------------------
                                     2002             2001             2002             2001             2002             2001
                                 -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss) ..................   $   4,049,431    $   7,254,104    $     (48,887)   $   6,425,216    $   1,385,251    $   2,167,228
   Net realized gain (loss)
     on investments ..........      (8,170,522)         105,131      (10,079,700)        (902,001)      (1,062,143)        (302,504)
   Net unrealized appreciation
     (depreciation) of
     investments .............     (22,412,108)     (15,869,540)     (13,371,300)     (39,194,765)      (5,493,407)      (4,281,541)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net Increase (Decrease) in
   net assets resulting
   from operations ...........     (26,533,199)      (8,510,305)     (23,499,887)     (33,671,550)      (5,170,299)      (2,416,817)
                                 -------------    -------------    -------------    -------------    -------------    -------------
From Unit Transactions:
   Contributions .............      24,183,195       22,148,300       33,217,095       34,592,776       12,005,262       10,577,859
   Withdrawals ...............     (12,253,609)     (11,514,269)     (18,781,531)     (19,830,557)      (4,649,787)      (3,898,599)
   Net Transfers .............      (5,607,465)       7,491,718      (10,141,456)     (15,952,900)      (3,204,026)      (1,669,772)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net Increase (Decrease) from
   unit transactions .........       6,322,121       18,125,749        4,294,108       (1,190,681)       4,151,449        5,009,488
                                 -------------    -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN
   NET ASSETS ................     (20,211,078)       9,615,444      (19,205,779)     (34,862,231)      (1,018,850)       2,592,671
NET ASSETS:
Beginning of Year ............     139,507,027      129,891,583      225,030,666      259,892,897       50,556,295       47,963,624
                                 -------------    -------------    -------------    -------------    -------------    -------------
End of Year ..................   $ 119,295,949    $ 139,507,027    $ 205,824,887    $ 225,030,666    $  49,537,445    $  50,556,295
                                 =============    =============    =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the years ended December 31, 2002 and 2001. Data shown for any of the preceding three years (1998-2000) were previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                      Investment Company Money Market Fund             Investment Company All America Fund
                              -------------------------------------------------  -------------------------------------------------
                                           Years Ended December 31,                         Years Ended December 31,
SELECTED PER UNIT AND         -------------------------------------------------  -------------------------------------------------
SUPPLEMENTARY DATA:            2002       2001       2000      1999       1998    2002      2001      2000      1999        1998
---------------------         -------    -------    -------   -------   -------  -------  --------  --------  --------    --------
Unit value, beginning
  of year .................   $  2.28    $  2.22    $  2.11   $  2.03   $  1.95  $  7.74  $   9.46  $  10.05  $   8.09    $   6.76
                              =======    =======    =======   =======   =======  =======  ========  ========  ========    ========
Unit value, end of year ...   $  2.30    $  2.28    $  2.22   $  2.11   $  2.03  $  5.96  $   7.74  $   9.46  $  10.05    $   8.09
                              =======    =======    =======   =======   =======  =======  ========  ========  ========    ========
Units outstanding
  (000's), beginning
  of year (1) .............    27,210     25,658                                  44,755    47,895
Units Issued
  (000's) (1) .............    45,360     71,518                                  19,155    21,460
Units Redeemed
  (000's) (1) .............   (45,779)   (69,966)                                (22,338)  (24,600)
                              -------   --------                                --------  --------
Units Outstanding
  (000's), end of
  year ....................    26,791     27,210     25,658    20,766    19,121   41,572    44,755    47,895    48,014      49,275
                              =======    =======    =======   =======   =======  =======  ========  ========  ========    ========
Net Assets (000's) (1) ....   $61,563   $ 62,172                                $247,576  $346,502
                              =======   ========                                ========  ========
Expense Ratio (A) (1) .....     0.90%      0.90%                                   0.90%     0.90%
                              =======   ========                                ========  ========
Investment Income
  Ratio (B) (1) ...........      1.5%       5.3%                                    0.8%      0.4%
                              =======   ========                                ========  ========
Total Return (C) (1) ......      0.6%       3.0%                                  -23.1%    -18.1%
                              =======   ========                                ========  ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of its fees and expenses, management fees assessed by the fund manager, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                                Investment Company
                                    Investment Company Equity Index Fund                     Mid-Cap Equity Index Fund
                             ----------------------------------------------------   ----------------------------------------
                                            Years Ended December 31,                         Years Ended December 31,
SELECTED PER UNIT AND        ----------------------------------------------------   ----------------------------------------
SUPPLEMENTARY DATA:            2002       2001       2000       1999       1998       2002       2001       2000      1999*
---------------------        --------   --------   --------   --------   --------   --------   --------   --------  --------
Unit value, beginning
  of period/year ..........  $   2.67   $   3.07   $   3.41   $   2.86   $   2.26   $   1.25   $   1.28   $   1.11  $   1.00
                             ========   ========   ========   ========   ========   ========   ========   ========  ========
Unit value, end of
  period/year .............  $   2.06   $   2.67   $   3.07   $   3.41   $   2.86   $   1.05   $   1.25   $   1.28  $   1.11
                             ========   ========   ========   ========   ========   ========   ========   ========  ========
Units outstanding
  (000's), beginning
  of year (1) .............   109,580    109,982                                       49,342    37,752
Units Issued
  (000's) (1) .............   111,439    107,487                                      180,415   125,401
Units Redeemed
  (000's) (1) .............  (110,866)  (107,889)                                    (165,486) (113,811)
                             --------   --------                                     --------  --------
Units Outstanding
  (000's), end of
  period/year .............   110,153    109,580    109,982    112,735     94,019     64,271     49,342     37,752     3,431
                             ========   ========   ========   ========   ========   ========   ========   ========  ========
Net Assets (000's) (1) ....  $227,294   $293,035                                    $ 67,761   $ 61,894
                             ========   ========                                    ========   ========
Expense Ratio (A) (1) .....     0.90%      0.90%                                       0.90%      0.90%
                             ========   ========                                    ========   ========
Investment Income
  Ratio (B) (1) ...........      1.6%       3.3%                                        1.8%       2.8%
                             ========   ========                                    ========   ========
Total Return (C) (1) ......    -22.8%     -13.0%                                      -16.0%      -2.0%
                             ========   ========                                    ========   ========

----------
*     Commenced operation May 3, 1999.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of its fees and expenses, management fees assessed by the fund manager, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                Investment Company Bond Fund           Investment Company Short-Term Bond Fund
                                        -------------------------------------------  -------------------------------------------
                                                  Years Ended December 31,                    Years Ended December 31,
SELECTED PER UNIT AND                   -------------------------------------------  -------------------------------------------
SUPPLEMENTARY DATA:                       2002    2001     2000     1999     1998     2002     2001     2000     1999     1998
---------------------                   -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning
  of year ............................  $  3.57  $  3.31  $  3.07  $  3.17  $  3.00  $  1.46  $  1.37  $  1.28  $  1.24  $  1.19
                                        =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
Unit value, end of year ..............  $  3.78  $  3.57  $  3.31  $  3.07  $  3.17  $  1.52  $  1.46  $  1.37  $  1.28  $  1.24
                                        =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
Units outstanding
  (000's), beginning
  of year (1) ........................   20,932   13,899                               7,825    4,649
Units Issued
  (000's) (1) ........................   13,207   15,756                              10,451    6,928
Units Redeemed
  (000's) (1) ........................  (11,630)  (8,723)                             (5,755)  (3,752)
                                        -------  -------                             -------  -------
Units Outstanding
  (000's),
  end of year ........................   22,509   20,932   13,899   14,287   17,746   12,521    7,825    4,649    3,604    3,164
                                        =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
Net Assets (000's) (1) ...............  $85,005  $74,711                             $18,979  $11,394
                                        =======  =======                             =======  =======
Expense Ratio (A) (1) ................    0.90%    0.90%                               0.90%    0.90%
                                        =======  =======                             =======  =======
Investment Income
  Ratio (B) (1) ......................     9.0%    10.5%                                3.5%     6.4%
                                        =======  =======                             =======  =======
Total Return (C) (1) .................     5.8%     7.8%                                4.1%     6.5%
                                        =======  =======                             =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of its fees and expenses, management fees assessed by the fund manager, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                    Investment Company Mid-Term Bond Fund                Investment Company Composite Fund
                           --------------------------------------------------   ----------------------------------------------------
                                          Years Ended December 31,                            Years Ended December 31,
SELECTED PER UNIT AND      --------------------------------------------------   ----------------------------------------------------
SUPPLEMENTARY DATA:          2002       2001      2000       1999      1998       2002       2001       2000       1999       1998
---------------------      --------   --------  --------   --------  --------   --------   --------   --------   --------   --------
Unit value, beginning
  of year ...............  $   1.51   $   1.38  $   1.32   $   1.32  $   1.26   $   4.87   $   5.52   $   5.61   $   4.93   $   4.36
                           ========   ========  ========   ========  ========   ========   ========   ========   ========   ========
Unit value, end of year .  $   1.64   $   1.51  $   1.38   $   1.32  $   1.32   $   4.46   $   4.87   $   5.52   $   5.61   $   4.93
                           ========   ========  ========   ========  ========   ========   ========   ========   ========   ========
Units outstanding
  (000's), beginning
  of year (1) ...........    21,035      5,922                                    50,607     54,447
Units Issued
  (000's) (1) ...........    41,929     26,104                                     5,327      5,576
Units Redeemed
  (000's) (1) ...........   (23,251)   (10,991)                                  (10,542)    (9,416)
                           --------   --------                                  --------   --------
Units Outstanding
  (000's), end of year ..    39,713     21,035     5,922      6,037     7,325     45,392     50,607     54,447     56,404     59,833
                           ========   ========  ========   ========  ========   ========   ========   ========   ========   ========
Net Assets (000's) (1) ..  $ 64,981   $ 31,667                                  $202,661   $246,469
                           ========   ========                                  ========   ========
Expense Ratio (A) (1) ...     0.90%      0.90%                                     0.90%      0.90%
                           ========   ========                                  ========   ========
Investment Income
  Ratio (B) (1) .........      4.2%       5.7%                                      3.3%       3.7%
                           ========   ========                                  ========   ========
Total Return (C) (1) ....      8.7%       9.5%                                     -8.3%     -11.8%
                           ========   ========                                  ========   ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of its fees and expenses, management fees assessed by the fund manager, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                 Investment Company Aggressive Equity Fund                         Scudder Bond Fund
                            ----------------------------------------------------   -------------------------------------------------
                                           Years Ended December 31,                            Years Ended December 31,
SELECTED PER UNIT AND       ----------------------------------------------------   -------------------------------------------------
SUPPLEMENTARY DATA:           2002       2001       2000       1999       1998       2002       2001      2000      1999      1998
---------------------       --------   --------   --------   --------   --------   --------   --------   -------   -------   -------
Unit value, beginning
  of year ................  $   2.47   $   2.79   $   2.85   $   2.02   $   2.15   $  14.60   $  13.94   $ 12.73   $ 13.02   $ 12.37
                            ========   ========   ========   ========   ========   ========   ========   =======   =======   =======
Unit value, end of year ..  $   1.95   $   2.47   $   2.79   $   2.85   $   2.02   $  15.58   $  14.60   $ 13.94   $ 12.73   $ 13.02
                            ========   ========   ========   ========   ========   ========   ========   =======   =======   =======
Units outstanding
  (000's), beginning
  of year (1) ............    76,011     75,043                                       2,500      1,630
Units Issued
  (000's) (1) ............    57,813     44,630                                       1,517      2,625
Units Redeemed
  (000's) (1) ............   (54,144)   (43,662)                                     (1,357)    (1,755)
                            --------   --------                                    --------   --------
Units Outstanding
  (000's), end
  of year ................    79,680     76,011     75,043     62,123     63,176      2,660      2,500     1,630     1,558     1,757
                            ========   ========   ========   ========   ========   ========   ========   =======   =======   =======
Net Assets (000's) (1) ...   $155,282   $187,929                                   $ 41,440   $ 36,515
                             ========   ========                                   ========   ========
Expense Ratio (A) (1) ....      0.90%      0.90%                                      0.90%      0.90%
                             ========   ========                                   ========   ========
Investment Income
  Ratio (B) (1) ..........         --       0.5%                                       5.5%       4.2%
                             ========   ========                                   ========   ========
Total Return (C) (1) .....     -21.2%     -11.4%                                       6.7%       4.8%
                             ========   ========                                   ========   ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of its fees and expenses, management fees assessed by the fund manager, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                         Scudder Capital Growth Fund                          Scudder International Fund
                           ---------------------------------------------------   ---------------------------------------------------
                                          Years Ended December 31,                              Years Ended December 31,
SELECTED PER UNIT AND      ---------------------------------------------------   ---------------------------------------------------
SUPPLEMENTARY DATA:          2002       2001       2000       1999      1998       2002       2001       2000       1999      1998
---------------------      --------   --------   --------   --------  --------   --------   --------   --------   --------   -------
Unit value, beginning
  of year ................ $  34.34   $  42.97   $  48.17   $  36.07  $  29.64   $  13.72   $  20.02   $  25.83   $  16.93   $ 14.46
                           ========   ========   ========   ========  ========   ========   ========   ========   ========   =======
Unit value, end of year .. $  24.10   $  34.34   $  42.97   $  48.17  $  36.07   $  11.10   $  13.72   $  20.02   $  25.83   $ 16.93
                           ========   ========   ========   ========  ========   ========   ========   ========   ========   =======
Units outstanding
  (000's), beginning
  of year (1) ............   10,896     11,501                                      7,619      8,335
Units Issued
  (000's) (1) ............    4,909      3,964                                     87,282    179,759
Units Redeemed
  (000's) (1) ............   (5,851)    (4,569)                                   (87,812)  (180,475)
                           --------   --------                                   --------   --------
Units Outstanding
  (000's), end of year ...    9,954     10,896     11,501     11,582    11,462      7,089      7,619      8,335      8,486     8,004
                           ========   ========   ========   ========  ========   ========   ========   ========   ========   =======
Net Assets (000's) (1) ... $239,897   $374,176                                   $ 78,669   $104,518
                           ========   ========                                   ========   ========
Expense Ratio (A) (1) ....    0.90%      0.90%                                      0.90%      0.90%
                           ========   ========                                   ========   ========
Investment Income
  Ratio (B) (1) ..........     0.3%      13.1%                                       0.8%      20.2%
                           ========   ========                                   ========   ========
Total Return (C) (1) .....   -29.8%     -20.1%                                     -19.1%     -31.5%
                           ========   ========                                   ========   ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of its fees and expenses, management fees assessed by the fund manager, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                         American Century
                            -------------------------------------------
                                    VP Capital Appreciation Fund                    Calvert Social Balanced Fund
                            -------------------------------------------    -------------------------------------------
                                       Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND       -------------------------------------------    -------------------------------------------
SUPPLEMENTARY DATA:           2002     2001     2000     1999     1998       2002     2001     2000     1999     1998
---------------------       -------  -------  -------  -------  -------    -------  -------  -------  -------  -------
Unit value, beginning
  of year ................  $ 13.44  $ 18.82  $ 17.40  $ 10.69  $ 11.04    $  2.98  $  3.23  $  3.37  $  3.04  $  2.65
                            =======  =======  =======  =======  =======    =======  =======  =======  =======  =======
Unit value, end of year ..  $ 10.52  $ 13.44  $ 18.82  $ 17.40  $ 10.69    $  2.59  $  2.98  $  3.23  $  3.37  $  3.04
                            =======  =======  =======  =======  =======    =======  =======  =======  =======  =======
Units outstanding
  (000's), beginning
  of year (1) ............    6,086    7,184                                17,463   17,238
Units Issued
  (000's) (1) ............    2,635    8,755                                 4,482    4,112
Units Redeemed
  (000's) (1) ............   (3,305)  (9,853)                               (4,003)  (3,887)
                            -------  -------                               -------  -------
Units Outstanding
  (000's), end of year ...    5,416    6,086    7,184    3,394    3,303     17,942   17,463   17,238   16,041   14,257
                            =======  =======  =======  =======  =======    =======  =======  =======  =======  =======
Net Assets (000's)(1) ....  $56,984  $81,796                               $46,555  $52,045
                            =======  =======                               =======  =======
Expense Ratio (A) (1) ....    0.65%    0.70%                                 0.90%    0.90%
                            =======  =======                               =======  =======
Investment Income
  Ratio (B) (1) ..........       --    38.0%                                  2.8%     5.6%
                            =======  =======                               =======  =======
Total Return (C) (1) .....   -21.7%   -28.6%                                -12.9%    -7.8%
                            =======  =======                               =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of its fees and expenses, management fees assessed by the fund manager, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                          Fidelity
                           ---------------------------------------------------------------------------------------------------------
                                           VIP Equity-Income Fund                                  VIP II Contra Fund
                           ----------------------------------------------------   --------------------------------------------------
                                          Years Ended December 31,                              Years Ended December 31,
SELECTED PER UNIT AND      ----------------------------------------------------   --------------------------------------------------
SUPPLEMENTARY DATA:          2002       2001       2000       1999       1998       2002       2001       2000      1999      1998
---------------------      --------   --------   --------   --------   --------   --------   --------   --------   -------   -------
Unit value, beginning
  of year ...............  $  32.63   $  34.61   $  32.21   $  30.65   $  27.77   $  25.88   $  29.73   $  32.13   $ 26.16   $ 20.36
                           ========   ========   ========   ========   ========   ========   ========   ========   =======   =======
Unit value, end
  of year ...............  $  26.89   $  32.63   $  34.61   $  32.21   $  30.65   $  23.27   $  25.88   $  29.73   $ 32.13   $ 26.16
                           ========   ========   ========   ========   ========   ========   ========   ========   =======   =======
Units outstanding
  (000's), beginning
  of year (1) ...........     4,275      3,753                                       8,695      8,742
Units Issued
  (000's) (1) ...........     2,817      1,997                                       5,251      1,796
Units Redeemed
  (000's) (1) ...........    (2,655)    (1,475)                                     (5,102)    (1,843)
                           --------   --------                                    --------   --------
Units Outstanding
  (000's), end of year ..     4,437      4,275      3,753      4,213      4,018      8,844      8,695      8,742     8,430     6,742
                           ========   ========   ========   ========   ========   ========   ========   ========   =======   =======
Net Assets (000's) (1) ..  $119,296   $139,507                                    $205,825   $225,031
                           ========   ========                                    ========   ========
Expense Ratio (A) (1) ...     0.80%      0.80%                                       0.80%      0.80%
                           ========   ========                                    ========   ========
Investment Income
  Ratio (B) (1) .........      4.0%       6.4%                                        0.8%       3.7%
                           ========   ========                                    ========   ========
Total Return (C) (1) ....    -17.6%      -5.7%                                      -10.1%     -12.9%
                           ========   ========                                    ========   ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of its fees and expenses, management fees assessed by the fund manager, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                   Fidelity
                                -----------------------------------------------
                                           VIP II Asset Manager Fund
                                -----------------------------------------------
                                            Years Ended December 31,
SELECTED PER UNIT AND           -----------------------------------------------
SUPPLEMENTARY DATA:               2002      2001      2000      1999      1998
---------------------           -------   -------   -------   -------   -------
Unit value, beginning of year . $ 23.91   $ 25.14   $ 26.40   $ 24.04   $ 21.14
                                =======   =======   =======   =======   =======
Unit value, end of year ....... $ 21.65   $ 23.91   $ 25.14   $ 26.40   $ 24.04
                                =======   =======   =======   =======   =======
Units outstanding (000's),
  beginning of year (1) .......   2,114     1,908
Units Issued (000's) (1) ......     774       610
Units Redeemed (000's) (1) ....    (600)     (404)
                                =======   =======
Units Outstanding (000's),
  end of year .................   2,288     2,114     1,908     1,747     1,488
                                =======   =======   =======   =======   =======
Net Assets (000's) (1) ........ $49,537   $50,556
                                =======   =======
Expense Ratio (A) (1) .........   0.80%     0.80%
                                =======   =======
Investment Income Ratio (B) (1)    3.8%      5.6%
                                =======   =======
Total Return (C) (1) ..........   -9.5%     -4.9%
                                =======   =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract participants through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of its fees and expenses, management fees assessed by the fund manager, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: a Money Market Fund, All America Fund, Bond Fund and Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company").

      On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation. The Scudder Funds invest in corresponding portfolios of Scudder Variable Series I ("Scudder"). VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, Calvert Social Balanced Fund became available as an investment alternative. Calvert Social Balanced Fund invests in a corresponding portfolio of Calvert Variable Series, Inc. ("Calvert").

      On February 5, 1993 the Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available. These funds invest in corresponding funds of the Investment Company.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available to Separate Account No. 2. Fidelity Equity-Income, Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Funds ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity ("Underlying Funds") and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 2002 are as follows:

                                                         Number of     Net Asset
                                                          Shares         Value
                                                         ---------     ---------
Investment Company Funds:
   Money Market Fund ...............................     51,981,399    $ 1.19
   All America Fund ................................    155,570,674      1.60
   Equity Index Fund ...............................    148,502,368      1.54
   Mid-Cap Equity Index Fund .......................     70,090,850      0.97
   Bond Fund .......................................     66,690,729      1.27
   Short-Term Bond Fund ............................     18,034,003      1.05
   Mid-Term Bond Fund ..............................     66,325,801      0.98
   Composite Fund ..................................    166,292,957      1.22
   Aggressive Equity Fund ..........................    127,907,413      1.24
Scudder Portfolios:
   Bond Portfolio ..................................      5,937,581      6.98
   Capital Growth Portfolio--Class "A" .............     20,771,142     11.54
   International Portfolio--Class "A" ..............     12,065,959      6.52
American Century VP Capital Appreciation Fund ......      9,623,930      5.91
Calvert Social Balanced Portfolio ..................     31,041,389      1.50
Fidelity Portfolios:
   Equity-Income--"Initial" Class ..................      6,569,874     18.16
   Contrafund--"Initial" Class .....................     11,371,939     18.10
   Asset Manager--"Initial" Class ..................      3,885,890     12.75

3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .15% (.20% prior to January 1, 2002), and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

      Expense Risk Charge -- For assuming expense risks under the Contracts, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

                          INDEPENDENT AUDITORS' REPORT

To The Board of Directors of Mutual of America Life Insurance Company and
   Contract Owners of Mutual of America Separate Account No. 2:

      We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 2 (comprised of the sub-accounts listed in note 1) (collectively, "the Separate Account") as of December 31, 2002, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Separate Account's accompanying statements of changes in net assets for the year ended December 31, 2001 and financial highlights for each of the years or periods in the four-year period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report thereon dated February 20, 2002, expressed an unqualified opinion on those statements.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Separate Account as of December 31, 2002, and the results of its operations, changes in its net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP
New York, New York
February 21, 2003

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
212-224-1600

www.mutualofamerica.com